Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2018
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Mainland China Contribution Plan and Profit Appropriation
20.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $5,255,982, $4,768,614 and $ 4,000,211 for the years ended December 31, 2016, 2017 and 2018, respectively.